Summary of Future Net Cash Flows Relating to Prove Oil and Natural Gas Reserves (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future Cash Inflows	$ 2,988,231	[1]	$ 2,333,513	[2]	$ 1,335,068	[3]
Production	(1,387,653)		(880,077)		(542,814)
Abandonment	(85,859)		(65,560)		(63,637)
Development	(324,873)		(251,821)		(152,965)
Net Future Cash Inflow Before Income Taxes	1,189,846		1,136,055		575,652
Future Income Tax Expense	(245,078)		(277,568)		(139,482)
Total Future Net Cash Flows Before 10.0% Discount	944,768		858,487		436,170
Less: Effect of a 10.0% Discount Factor	(548,645)		(444,552)		(248,105)
Standardized Measure of Discounted Future Net Cash Flows	$ 396,123		$ 413,935		$ 188,065		$ 144,379

[1]	Calculated using weighted average prices of $2.94 per Mcf, $90.92 per barrel of oil and $32.91 per barrel of NGLs
[2]	Calculated using weighted average prices of $4.55 per Mcf, $92.45 per barrel of oil and $46.34 per barrel of NGLs
[3]	Calculated using weighted average prices of $4.57 per Mcf, $76.03 per barrel of oil and $31.71 per barrel of NGLs